Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventory [Line Items]
Total cost of inventories recognized	$ 295.9	$ 245.0
Inventory obsolescence provision	3.8	2.7
Marmato
Disclosure Of Inventory [Line Items]
Cost of sales	0.2	0.7
Segovia
Disclosure Of Inventory [Line Items]
Cost of sales	$ 0.9	$ 0.7